COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended
	Apr. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Payments for Legal Settlements		$ 1,700,000
Proceeds from Legal Settlements		950,000
Accrued expenses and other current liabilities				$ 950,000
Other receivables
Legal settlements awarded	$ 1,700,000
Payments for legal settlements not yet received		$ 950,000
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables			$ 950,000	$ 950,000